UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5047

					Tax-Free Fund of Colorado
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	6/30/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


[Logo of Aquila Group of Funds: an eagle's head]

AQUILA(SM)
GROUP OF FUNDS

                           SERVING COLORADO INVESTORS
                                FOR OVER 15 YEARS

                                  TAX-FREE FUND
                                   OF COLORADO

               380 Madison Avenue, Suite 2300 o New York, NY 10017
                           800-437-1020 o 212-697-6666

[Logo of Tax-Free Fund of Colorado: a square with silhouettes of two mountains and a rising sun]

                               SEMI-ANNUAL REPORT

                            TAX-FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                                          RATING
   FACE                                                                  MOODY'S/
  AMOUNT     GENERAL OBLIGATION BONDS (36.1%)                               S&P         VALUE
----------   ---------------------------------------------------------   --------   ------------
             CITY & COUNTY (2.2%)
             Denver, Colorado City & County Art Museum
$2,000,000      5.00%, 08/01/15 ......................................    Aa1/AA+   $  2,109,900
             Denver, Colorado City & County Excise
                Tax Revenue
 1,000,000      5.00%, 09/01/11 FSA Insured ..........................    Aaa/AAA      1,076,000
 2,260,000      5.00%, 09/01/12 FSA Insured ..........................    Aaa/AAA      2,402,968
                                                                                    ------------
                                                                                       5,588,868
                                                                                    ------------
             METROPOLITAN DISTRICT (6.1%)
             Arapahoe, Colorado Park & Recreation District
 1,070,000      5.00%, 12/01/17 FGIC Insured .........................    Aaa/NR       1,121,542
             Castle Pines, Colorado Metropolitan District
 1,060,000      5.50%, 12/01/07 FSA Insured ..........................    Aaa/AAA      1,157,647
             Foothills, Colorado Park & Recreational District
 1,310,000      5.00%, 12/01/12 FSA Insured ..........................    Aaa/NR       1,400,966
 1,325,000      5.00%, 12/01/13 FSA Insured ..........................    Aaa/NR       1,411,748
 1,850,000      5.00%, 12/01/17 MBIA Insured .........................    Aaa/NR       1,939,115
             Highlands Ranch, Colorado Metropolitan District
                #1, Refunding
 1,530,000      6.25%, 09/01/06 MBIA Insured .........................    Aaa/AAA      1,541,383
 1,000,000      5.75%, 09/01/08 AMBAC Insured ........................    Aaa/AAA      1,104,930
 1,730,000      5.75%, 09/01/09 AMBAC Insured ........................    Aaa/AAA      1,926,649
             Interstate South, Colorado Metropolitan District
 2,165,000      5.75%, 12/01/09 LOC: US Bank .........................    NR/AA-       2,228,045
             South Suburban, Colorado Park & Recreational
                District
 1,365,000      5.125%, 12/15/09 FGIC Insured ........................    Aaa/AAA      1,471,211
                                                                                    ------------
                                                                                      15,303,236
                                                                                    ------------
             SCHOOL DISTRICTS (27.8%)
             Adams & Arapahoe Counties, Colorado School
                District 28J
 4,000,000      5.00%, 12/01/16 FSA Insured ..........................    Aaa/AAA      4,236,760
             Adams County, Colorado School District #12
$1,255,000      5.625%, 12/15/08 FGIC Insured ........................    Aaa/AAA   $  1,385,420
 2,000,000      5.00%, 12/15/12 MBIA Insured .........................    Aaa/AAA      2,139,540
             Adams County, Colorado School District #14
 1,275,000      5.75%, 12/01/08 FSA Insured ..........................    Aaa/AAA      1,411,336
             Adams County, Colorado School District
                #14 Refunding
 1,200,000      4.50%, 12/01/16 MBIA Insured .........................    Aaa/NR       1,229,808
             Arapahoe County, Colorado Cherry Creek School
                District #5
 1,000,000      5.50%, 12/15/08 ......................................    Aa2/AA       1,099,290
 2,760,000      5.50%, 12/15/11 ......................................    Aa2/AA       3,041,354
 2,750,000      5.50%, 12/15/12 ......................................    Aa2/AA       3,021,728
             Boulder Valley, Colorado School District
 1,215,000      5.50%, 12/01/08 FGIC Insured .........................    Aaa/AAA      1,325,565
             Clear Creek, Colorado School District
 1,000,000      5.00%, 12/01/16 FSA Insured ..........................    Aaa/AAA      1,053,940
             Denver, Colorado City & County School
                District #1
 1,000,000      5.60%, 06/01/08 ......................................    Aa3/AA-      1,093,130
             Douglas & Elbert Counties, Colorado School District
                # Re-1, Series 1992
 2,000,000      5.25%, 12/15/11 FGIC Insured .........................    Aaa/AAA      2,166,860
             El Paso County, Colorado School District
                #2 Harrison
 1,000,000      5.00%, 12/01/15 MBIA Insured .........................    Aaa/NR       1,057,560
             El Paso County, Colorado School District #11
 1,330,000      6.25%, 12/01/08 ......................................    Aa3/AA-      1,505,227
             El Paso County, Colorado School District #20
 1,000,000      6.15%, 12/15/08 MBIA Insured .........................    Aaa/AAA      1,130,500
 1,500,000      5.00%, 12/15/14 FGIC Insured .........................    Aaa/NR       1,597,680
             El Paso County, Colorado School District #38
 1,110,000      5.70%, 12/01/12 ......................................    Aa3/NR       1,250,981
             El Paso County, Colorado School District #49
$1,500,000      5.50%, 12/01/13 FSA Insured ..........................    Aaa/AAA   $  1,668,060
 1,000,000      5.25%, 12/01/14 FGIC Insured .........................    Aaa/AAA      1,077,380
 1,795,000      5.00%, 12/01/15 FSA Insured ..........................    Aaa/AAA      1,908,408
             Fremont County, Colorado School District #001
                Canon City
 1,680,000      5.00%, 12/01/17 MBIA Insured .........................    Aaa/NR       1,768,771
             Garfield County, Colorado School District
 1,250,000      5.00%, 12/01/17 FSA Insured ..........................    Aaa/NR       1,310,212
             Jefferson County, Colorado School District # R-1
 3,000,000      5.50%, 12/15/09 FGIC Insured .........................    Aaa/AAA      3,327,990
 2,340,000      5.25%, 12/15/11 FGIC Insured .........................    Aaa/AAA      2,517,091
 1,000,000      5.50%, 12/15/13 FGIC Insured .........................    Aaa/AAA      1,109,330
             La Plata County, Colorado School District #9
 1,500,000      5.00%, 11/01/18 MBIA Insured .........................    Aaa/NR       1,562,040
             Larimer County, Colorado School District #R1
                Poudre Refunding Series A
 2,100,000      5.25%, 12/15/11 ......................................    Aa3/AA-      2,251,704
             Larimer, Weld & Boulder Counties, Colorado School
                District #R-2J Thompson Refunding Series 2003
 1,000,000      4.375%, 12/15/14 FSA Insured .........................    Aaa/NR       1,024,860
             Larimer, Weld & Boulder Counties, Colorado
                Thompson S.D.
 2,000,000      5.90%, 12/15/05 ......................................    Aa3/AA-      2,035,080
             Mesa County, Colorado School District #51
 1,065,000      6.00%, 12/01/06 MBIA Insured .........................    Aaa/AAA      1,158,400
 1,000,000      5.20%, 12/01/09 MBIA Insured .........................    Aaa/AAA      1,077,340
             Pueblo County, Colorado School District # 70
 1,040,000      5.50%, 12/01/09 AMBAC Insured ........................    Aaa/AAA      1,120,340
 1,000,000      5.00%, 12/01/15 FGIC Insured .........................    Aaa/AAA      1,051,710
 3,440,000      5.00%, 12/01/16 FGIC Insured .........................    Aaa/AAA      3,606,702
             Routt County, Colorado School District #2
                Steamboat Springs
 1,580,000      4.50%, 12/01/17 FSA Insured ..........................    Aaa/AAA      1,598,281
             Teller County, Colorado School District #2
                Woodland Park
$1,265,000      5.00%, 12/01/17 MBIA Insured .........................    Aaa/AAA   $  1,332,083
             Weld & Adams Counties, Colorado School
                District 3J
 1,000,000      5.50%, 12/15/10 AMBAC Insured Pre-Refunded ...........    Aaa/AAA      1,111,900
             Weld County, Colorado School District # 2
 1,315,000      5.00%, 12/01/15 FSA Insured ..........................    Aaa/AAA      1,390,691
             Weld County, Colorado School District # 6
 1,195,000      5.00%, 12/01/15 FSA Insured ..........................    Aaa/AAA      1,256,793
             Weld County, Colorado School District #6
                Greeley Refunding
 1,695,000      5.00%, 12/01/16 FSA Insured ..........................    Aaa/AAA      1,795,327
             Weld County, Colorado School District #8
 1,115,000      5.00%, 12/01/15 FSA Insured ..........................    Aaa/AAA      1,179,179
 1,385,000      5.25%, 12/01/17 FSA Insured ..........................    Aaa/AAA      1,480,939
                                                                                    ------------
                                                                                      70,467,290
                                                                                    ------------
                   Total General Obligation Bonds ....................                91,359,394
                                                                                    ------------
             REVENUE BONDS (64.3%)

             ELECTRIC (3.1%)
             Colorado Springs, Colorado Utilities Revenue
 1,660,000      5.00%, 11/15/17 ......................................    Aa2/AA       1,736,028
             Colorado Springs, Colorado Utilities Revenue
             Subordinated Lien Improvement Series A
 1,095,000      5.00%, 11/15/16 ......................................    Aa2/AA       1,157,809
 1,000,000      5.00%, 11/15/17 ......................................    Aa2/AA       1,050,270
             Moffat County, Colorado Pollution Control
 2,125,000      5.625%, 11/01/06 AMBAC Insured .......................    Aaa/AAA      2,287,116
             Platte River, Colorado Power Authority
 1,500,000      6.00%, 06/01/07 MBIA Insured .........................    Aaa/AAA      1,643,865
                                                                                    ------------
                                                                                       7,875,088
                                                                                    ------------
             HIGHER EDUCATION (9.8%)
             Boulder County, Colorado Development
                Revenue UCAR
$1,760,000      5.00%, 09/01/16 MBIA Insured .........................    Aaa/AAA   $  1,852,541
 1,130,000      5.00%, 09/01/17 AMBAC Insured ........................    Aaa/AAA      1,188,398
             City of Aurora, Colorado Educational Development
                Refunding Bonds Series 1994
 1,580,000      6.00%, 10/15/07 ......................................    NR/BBB       1,606,607
             Colorado Educational & Cultural Facility Authority
                Johnson & Wales
   860,000      5.00%, 04/01/18 XLCI Insured .........................    Aaa/AAA        890,719
             Colorado Educational & Cultural Facility Authority
                University of Colorado Foundation Project
 2,110,000      5.00%, 07/01/17 AMBAC Insured ........................    Aaa/AAA      2,207,482
 1,865,000      5.375%, 07/01/18 AMBAC Insured .......................    Aaa/AAA      1,999,299
             Colorado Post Secondary Educational Facility
 1,170,000      5.50%, 03/01/08 MBIA Insured .........................    Aaa/AAA      1,275,089
             Colorado State Colleges Board Trustees Auxiliary
                System Revenue Refunding Series B
 1,035,000      5.00%, 05/15/15 MBIA Insured .........................    Aaa/AAA      1,097,245
             Colorado State University System
 1,530,000      5.00%, 03/01/17 AMBAC Insured ........................    Aaa/NR       1,605,490
             University of Colorado Enterprise System
 1,000,000      5.00%, 06/01/11 ......................................    Aa3/AA-      1,084,230
 2,325,000      5.00%, 06/01/15 AMBAC Insured ........................    Aaa/AAA      2,452,108
 1,735,000      5.00%, 06/01/16 ......................................    Aa3/AA-      1,823,971
 1,000,000      5.25%, 06/01/17 FGIC Insured .........................    Aaa/AAA      1,076,510
             University of Northern Colorado Auxiliary Facilities
 1,365,000      5.75%, 06/01/07 MBIA Insured Pre-Refunded ............    Aaa/AAA      1,384,233
 1,745,000      5.75%, 06/01/08 MBIA Insured .........................    Aaa/AAA      1,892,610
 1,390,000      5.00%, 06/01/15 AMBAC Insured ........................    Aaa/AAA      1,457,679
                                                                                    ------------
                                                                                      24,894,211
                                                                                    ------------
             HOSPITAL (4.4%)
             Colorado Health Facilities Authority Revenue,
                Boulder Community Hospital Refunding
$1,410,000      5.65%, 10/01/06 MBIA Insured .........................    Aaa/AAA   $  1,451,510
             Colorado Health Facility Authority Hospital
                Revenue, Catholic Health
 1,000,000      5.375%, 12/01/09 .....................................    Aa2/AA       1,067,100
             Colorado Health Facility Authority Hospital Revenue,
                North Colorado Medical Center
 1,440,000      5.60%, 05/15/05 MBIA Insured .........................    Aaa/AAA      1,477,166
             Colorado Health Facility Authority Hospital
                Revenue, Sisters of Charity-Leavenworth
 1,000,000      5.50%, 12/01/08 MBIA Insured .........................    Aaa/AAA      1,094,870
 1,500,000      5.25%, 12/01/10 MBIA Insured .........................    Aaa/AAA      1,606,335
             Colorado Health Facility Authority Sisters of Charity -
                Health Care
 1,000,000      6.25%, 05/15/09 AMBAC Insured, ETM ...................    Aaa/AAA      1,132,330
             Colorado Health Facility Community Provider
                Pooled Loan Revenue
   101,000      7.20%, 07/15/05 FSA Insured ..........................    Aaa/AAA        101,307
             Colorado Springs, Colorado Hospital Revenue
 1,460,000      5.50%, 12/15/06 MBIA Insured .........................    Aaa/AAA      1,563,879
             University Colorado Hospital Authority Hospital
                Revenue
 1,475,000      5.50%, 11/15/07 AMBAC Insured ........................    Aaa/NR       1,604,225
                                                                                    ------------
                                                                                      11,098,722
                                                                                    ------------
             HOUSING (2.5%)
             Adams County, Colorado Multi-Family Housing
                Revenue, Brittany Station Series A
 1,600,000      5.40%, 09/01/25 FNMA Insured .........................    NR/AAA       1,652,752
             Colorado Housing Finance Authority
   610,000      5.00%, 08/01/13 Series 2001 ..........................    A1/A+          624,060
 1,095,000      6.05%, 10/01/16 Series 1999A3 ........................    Aa2/AA+      1,105,260
    35,000      6.125%, 11/01/23 Series 1998D3 .......................    Aa2/NR          37,262
             Colorado Housing Finance Authority, SFM
$    5,000      6.00%, 12/01/04 Series 1994C .........................    Aa2/NR    $      5,010
   160,000      5.625%, 06/01/10 Series 1995D ........................    Aa2/NR         161,978
    95,000      5.75%, 11/01/10 Series 1996A .........................    Aa2/NR          95,102
    65,000      6.25%, 12/01/12 Series 1994C .........................    Aa2/NR          65,158
             Colorado Housing Finance Authority, Single Family
                Program 2000C3
   160,000      5.70%, 10/01/22 ......................................    Aa2/AA         165,619
             Colorado Housing Finance Authority, Single Family
                Program Sub. 2000D
   330,000      5.40%, 10/01/12 ......................................    A1/A+          332,412
             Denver, Colorado Single Family Mortgage Revenue
   220,000      5.00%, 11/01/15 GNMA Insured .........................    NR/AAA         222,752
             Littleton, Colorado Assisted Living Building Authority,
                Amity Plaza Project Multi-Family Housing
                Revenue Bond Series 1994
   440,000      6.10%, 03/01/06 ......................................    NR/A+          441,162
             Snowmass Village, Colorado Multi-Family
                Revenue Refunding
 1,500,000      6.30%, 12/15/08 FSA Insured ..........................    Aaa/AAA      1,507,200
                                                                                    ------------
                                                                                       6,415,727
                                                                                    ------------
             LEASE (8.3%)
             Aurora, Colorado COP
 2,105,000      5.25%, 12/01/13 AMBAC Insured ........................    Aaa/AAA      2,262,096
             Broomfield, Colorado COP
 2,500,000      5.10%, 12/01/12 AMBAC Insured ........................    Aaa/NR       2,666,975
             Denver, Colorado City and County COP
                Roslyn Fire
 1,835,000      5.00%, 12/01/15 ......................................    Aa2/AA       1,932,273
             El Paso County, Colorado COP
 1,100,000      5.25%, 12/01/09 MBIA Insured .........................    Aaa/AAA      1,206,458
             El Paso County, Colorado COP Judicial Building
 1,760,000      5.00%, 12/01/16 AMBAC Insured ........................    Aaa/AAA      1,854,934
             El Paso County, Colorado COP Pikes Peak Regional
                Development Authority
$1,925,000      5.00%, 12/01/18 AMBAC Insured ........................    Aaa/AAA   $  2,013,069
             Fort Collins, Colorado Lease COP Series A
 3,020,000      4.75%, 06/01/18 AMBAC Insured ++ .....................    Aaa/NR       3,091,816
             Fremont County, Colorado COP Refunding and
                Improvement Series A
 2,075,000      5.00%, 12/15/18 MBIA Insured .........................    Aaa/AAA      2,170,284
             Lakewood, Colorado COP
 1,440,000      5.20%, 12/01/13 AMBAC Insured ........................    Aaa/AAA      1,539,216
             Northern Colorado Water Conservancy District
 1,000,000      5.00%, 10/01/15 MBIA Insured .........................    Aaa/AAA      1,056,580
             Westminster, Colorado COP
 1,055,000      5.35%, 09/01/11 MBIA Insured .........................    Aaa/AAA      1,152,450
                                                                                    ------------
                                                                                      20,946,151
                                                                                    ------------
             SALES TAX (11.1%)
             City of Boulder, Colorado
 1,045,000      5.25%, 08/15/10 AMBAC Insured ........................    Aaa/AAA      1,138,496
             Boulder, Colorado Open Space Acquisition
 1,250,000      5.50%, 08/15/12 ......................................    Aa1/AA+      1,367,663
             Boulder County, Colorado Open Space Capital
                Improvement
 3,065,000      5.00%, 07/15/16 MBIA Insured + .......................    Aaa/AAA      3,224,135
 1,630,000      5.00%, 07/15/17 MBIA Insured .........................    Aaa/AAA      1,705,599
             Boulder County, Colorado Sales & Use Tax Open
                Space Series A
 1,000,000      5.45%, 12/15/12 FGIC Insured .........................    Aaa/AAA      1,090,610
             City & County of Denver, Colorado Excise
                Tax Revenue
 2,000,000      5.375%, 09/01/10 FSA Insured .........................    Aaa/AAA      2,190,120
             Colorado Springs, Colorado Sales & Use Tax
                Revenue Service Sales
 1,320,000      5.00%, 12/01/12 ......................................    A1/AA        1,403,292
             Douglas County, Colorado Sales & Use Tax Open
                Space Revenue
$1,780,000      5.50%, 10/15/12 FSA Insured ..........................    Aaa/AAA   $  1,936,035
             Golden, Colorado Sales & Use Tax
 1,265,000      5.00%, 12/01/12 AMBAC Insured ........................    Aaa/AAA      1,352,842
             Jefferson County, Colorado Open Space Sales Tax
 1,245,000      5.00%, 11/01/11 FGIC Insured .........................    Aaa/AAA      1,331,752
 1,600,000      5.00%, 11/01/13 AMBAC Insured ........................    Aaa/AAA      1,703,712
 1,080,000      5.00%, 11/01/14 AMBAC Insured ........................    Aaa/AAA      1,142,262
             Lakewood, Colorado Sales & Use Tax Revenue
 1,040,000      5.25%, 12/01/09 ......................................    NR/AA        1,136,346
             Larimer County, Colorado Sales Tax Revenue Bond
 1,000,000      5.50%, 12/15/12 AMBAC Insured ........................    Aaa/AAA      1,089,750
             Longmont, Colorado Sales & Use Tax
 1,875,000      5.50%, 11/15/14 ......................................    NR/AA        2,043,506
             Thornton, Colorado Sales Tax
 1,000,000      5.00%, 09/01/14 FSA Insured ..........................    Aaa/AAA      1,056,520
             Westminster, Colorado Sales Tax Revenue
 1,175,000      5.50%, 12/01/07 FGIC Insured .........................    Aaa/AAA      1,283,241
 1,710,000      5.00%, 12/01/17 AMBAC Insured ........................    Aaa/AAA      1,792,371
                                                                                    ------------
                                                                                      27,988,252
                                                                                    ------------
             TRANSPORTATION (5.0%)
             Arapahoe County, Colorado E-470 Vehicle
                Registration Revenue Bonds
 1,000,000      5.45%, 08/31/07 MBIA Insured Pre-Refunded ............    Aaa/AAA      1,072,630
             Colorado Department of Transportation Revenue
 1,565,000      5.00%, 06/15/15 MBIA Insured .........................    Aaa/AAA      1,673,893
             Colorado Department of Transportation-Transportation
                Revenue Anticipation Note
 1,000,000      6.00%, 06/15/13 AMBAC Insured Pre-Refunded ...........    Aaa/AAA      1,144,620
             Northwest Parkway, Colorado Public Highway
                Authority Series A
 2,515,000      5.15%, 06/15/14 AMBAC Insured ........................    Aaa/AAA      2,714,188
             Regional Transportation District Colorado COP
$1,190,000      5.00%, 06/01/15 AMBAC Insured ........................    Aaa/AAA   $  1,255,057
 1,510,000      4.85%, 06/01/18 AMBAC Insured ........................    Aaa/AAA      1,549,804
             Regional Transportation District Colorado Sales Tax
                Revenue
 2,000,000      5.00%, 11/01/13 FGIC Insured .........................    Aaa/AAA      2,129,620
 1,000,000      5.00%, 11/01/16 FGIC Insured .........................    Aaa/AAA      1,047,980
                                                                                    ------------
                                                                                      12,587,792
                                                                                    ------------
             WATER & SEWER (17.7%)
             Aurora, Colorado Water Improvement Revenue
                First Lien Series A
 1,155,000      5.00%, 08/01/16 MBIA Insured .........................    Aaa/NR       1,221,378
             Boulder, Colorado Water & Sewer Revenue
 1,000,000      5.40%, 12/01/14 ......................................    Aa2/AA+      1,090,730
             Broomfield, Colorado Sewer and Waste Water Revenue
 1,985,000      5.00%, 12/01/15 AMBAC Insured ........................    Aaa/NR       2,099,257
 1,000,000      5.00%, 12/01/16 AMBAC Insured ........................    Aaa/NR       1,053,940
             Broomfield, Colorado Water Activity Enterprise
 1,500,000      5.30%, 12/01/12 MBIA Insured .........................    Aaa/NR       1,628,745
 1,730,000      5.25%, 12/01/13 MBIA Insured .........................    Aaa/NR       1,872,604
 2,190,000      5.00%, 12/01/16 MBIA Insured .........................    Aaa/NR       2,308,129
 2,290,000      5.00%, 12/01/17 ......................................    Aaa/NR       2,400,309
             Centennial, Colorado Water & Sewer District
 1,750,000      5.80%, 12/01/07 FSA Insured ..........................    Aaa/AAA      1,861,038
             Colorado Clean Water Revenue
 1,000,000      5.375%, 09/01/10 .....................................    Aaa/AAA      1,089,190
             Colorado Metro Wastewater Reclamation District
 1,270,000      5.25%, 04/01/09 ......................................    Aa2/AA       1,362,786
             Colorado Water Resource & Power Development Authority
   215,000      6.00%, 09/01/06 ......................................    Aaa/AAA        216,582
 1,000,000      5.50%, 09/01/09 ......................................    Aaa/AAA      1,088,320
 1,635,000      5.00%, 09/01/12 ......................................    Aaa/AAA      1,757,854
             Colorado Water Resource & Power Development Authority
                (continued)
$1,000,000      5.55%, 11/01/13 FGIC Insured .........................    Aaa/AAA   $  1,096,260
 2,675,000      5.00%, 09/01/16 MBIA Insured .........................    Aaa/AAA      2,843,445
 1,855,000      5.00%, 09/01/17 MBIA Insured .........................    Aaa/AAA      1,959,251
             Denver, Colorado City and County Wastewater Revenue
 1,560,000      5.00%, 11/01/15 FGIC Insured .........................    Aaa/AAA      1,649,014
             Denver, Colorado City & County Water Board
 2,570,000      4.75%, 12/01/17 FSA Insured ..........................    Aaa/AAA      2,643,194
 1,885,000      4.75%, 12/01/18 FSA Insured ..........................    Aaa/AAA      1,926,112
             Lafayette, Colorado Water Revenue
 1,625,000      5.00%, 12/01/17 MBIA Insured .........................    Aaa/AAA      1,710,865
             Left Hand, Colorado Water District Revenue Refunding
 1,190,000      4.50%, 05/15/15 FSA Insured ..........................    Aaa/NR       1,220,821
             Left Hand, Colorado Water District, Series 1996
 1,530,000      5.75%, 11/15/08 MBIA Insured .........................    Aaa/AAA      1,655,582
             Northglenn, Colorado Water & Sewer
 1,010,000      5.75%, 12/01/06 FSA Insured ..........................    Aaa/AAA      1,092,699
             Pueblo, Colorado Board Water Works
 1,000,000      5.50%, 11/01/10 FSA Insured ..........................    Aaa/AAA      1,110,660
             Thornton, Colorado, Refunding
 2,000,000      5.60%, 12/01/06 FSA Insured ..........................    Aaa/AAA      2,156,780
             Ute, Colorado Water Conservancy District
 1,570,000      5.50%, 06/15/12 MBIA Insured .........................    Aaa/AAA      1,709,856
             Westminster, Colorado Water & Wastewater Utility Revenue
 1,000,000      5.70%, 12/01/04 AMBAC Insured ........................    Aaa/AAA      1,017,600
                                                                                    ------------
                                                                                      44,843,001
                                                                                    ------------
             MISCELLANEOUS REVENUE (2.4%)
             Denver, Colorado City & County Helen Bonfils Project
 2,275,000      5.875%, 12/01/09 .....................................    NR/AA-       2,475,018
             South Suburban, Colorado Park & Recreational District
$1,000,000      6.00%, 11/01/07 ......................................    Baa3/NR   $  1,069,230
             Thornton, Colorado Development Authority
 1,230,000      5.75%, 12/01/06 MBIA Insured .........................    Aaa/AAA      1,330,712
             Westminster, Colorado Golf Course Activity
 1,000,000      5.40%, 12/01/13 Asset Guaranty Insured ...............    NR/AA        1,057,720
                                                                                    ------------
                                                                                       5,932,680
                                                                                    ------------
                   Total Revenue Bonds ...............................               162,581,624
                                                                                    ------------

             Total Investments (cost $244,625,514*) ..................     100.4%    253,941,018
             Other assets less liabilities ...........................      (0.4)       (894,137)
                                                                           -----    ------------
             Net Assets ..............................................     100.0%   $253,046,881
                                                                           =====    ============

             *    See note 4.

             + These securities are pledged as collateral for the Trust's when-issued commitments.

             ++   Security traded on a "when-issued" basis.

                            PORTFOLIO ABBREVIATIONS:
             ---------------------------------------------------------
             AMBAC - American Municipal Bond Assurance Corp.
             COP   - Certificates of Participation
             ETM   - Escrowed to Maturity
             FGIC  - Financial Guaranty Insurance Co.
             FNMA  - Federal Housing Administration
             FSA   - Financial Security Assurance
             GNMA  - Government National Mortgage Association
             LOC   - Letter of Credit
             MBIA  - Municipal Bond Investors Assurance
             NR    - Not Rated
             SFM   - Single Family Mortgage
             UCAR  - University Corporation for Atmospheric Research
             XLCI  - XL Capital Assurance, Inc.

                 See accompanying notes to financial statements.


                            TAX-FREE FUND OF COLORADO
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)

ASSETS
   Investments at value (cost $244,625,514) ....................   $253,941,018
   Cash ........................................................      1,050,175
   Interest receivable .........................................      1,741,987
   Receivable for Fund shares sold .............................        225,181
   Receivable for investment securities sold ...................         94,000
   Other assets ................................................         16,367
                                                                   ------------
   Total assets ................................................    257,068,728
                                                                   ------------
LIABILITIES
   Payable for securities purchased ............................      3,069,709
   Payable for Fund shares redeemed ............................        479,292
   Dividends payable ...........................................        261,868
   Management fee payable ......................................        103,586
   Distribution fees payable ...................................         55,501
   Accrued expenses ............................................         51,891
                                                                   ------------
   Total liabilities ...........................................      4,021,847
                                                                   ------------
NET ASSETS .....................................................   $253,046,881
                                                                   ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share .................................   $    241,204
   Additional paid-in capital ..................................    244,185,025
   Net unrealized appreciation on investments (note 4) .........      9,315,504
   Net realized loss on investments ............................       (358,839)
   Distributions in excess of net investment income ............       (336,013)
                                                                   ------------
                                                                   $253,046,881
                                                                   ============
CLASS A
   Net Assets ..................................................   $224,755,099
                                                                   ============
   Capital shares outstanding ..................................     21,423,660
                                                                   ============
   Net asset value and redemption price per share ..............   $      10.49
                                                                   ============
   Offering price per share (100/96 of $10.49 adjusted to
      nearest cent) (note 3) ...................................   $      10.93
                                                                   ============
CLASS C
   Net Assets ..................................................   $ 14,509,028
                                                                   ============
   Capital shares outstanding ..................................      1,385,726
                                                                   ============
   Net asset value and offering price per share ................   $      10.47
                                                                   ============
   Redemption price per share (*a charge of 1% is imposed
      on the redemption proceeds of the shares, or on the
      original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ...............   $      10.47*
                                                                   ============
CLASS Y
   Net Assets ..................................................   $ 13,782,754
                                                                   ============
   Capital shares outstanding ..................................      1,310,999
                                                                   ============
   Net asset value, offering and redemption price per share ....   $      10.51
                                                                   ============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:

   Interest income ..........................................                 $ 5,863,568

Expenses:

   Management fee (note 3) ..................................   $   649,470
   Distribution and service fees (note 3) ...................       135,602
   Transfer and shareholder servicing agent fees ............        76,413
   Trustees' fees and expenses (note 8) .....................        52,076
   Shareholders' reports and proxy statements ...............        32,761
   Legal fees ...............................................        27,835
   Auditing and tax fees ....................................        14,866
   Custodian fees ...........................................        10,776
   Registration fees and dues ...............................         8,464
   Insurance ................................................         7,797
   Miscellaneous ............................................        18,658
                                                                -----------
   Total expenses ...........................................     1,034,718

   Expenses paid indirectly (note 6) ........................        (3,266)
                                                                -----------
   Net expenses .............................................                   1,031,452
                                                                              -----------
   Net investment income ....................................                   4,832,116

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from securities transactions ....      (358,693)
   Change in unrealized appreciation on investments .........    (7,820,745)
                                                                -----------

   Net realized and unrealized gain (loss) on investments ...                  (8,179,438)
                                                                              -----------
   Net change in net assets resulting from operations .......                 $(3,347,322)
                                                                              ===========

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS ENDED
                                                                     JUNE 30, 2004        YEAR ENDED
                                                                      (UNAUDITED)     DECEMBER 31, 2003
                                                                   ----------------   -----------------
OPERATIONS:
   Net investment income .......................................     $  4,832,116        $  9,336,689
   Net realized gain (loss) from securities transactions .......         (358,693)             18,155
   Change in unrealized appreciation on investments ............       (7,820,745)            941,222
                                                                     ------------        ------------
      Change in net assets from operations .....................       (3,347,322)         10,296,066
                                                                     ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income .......................................       (4,660,006)         (9,078,557)

   Class C Shares:
   Net investment income .......................................         (241,325)           (401,241)

   Class I Shares:
   Net investment income .......................................               --                 (50)+

   Class Y Shares:
   Net investment income .......................................         (282,946)           (432,274)
                                                                     ------------        ------------
      Change in net assets from distributions ..................       (5,184,277)         (9,912,122)
                                                                     ------------        ------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...................................       13,473,913          52,284,613
   Reinvested dividends and distributions ......................        3,035,748           5,865,102
   Cost of shares redeemed .....................................      (17,620,346)        (27,630,404)
                                                                     ------------        ------------
   Change in net assets from capital share transactions ........       (1,110,685)         30,519,311
                                                                     ------------        ------------
      Change in net assets .....................................       (9,642,284)         30,903,255

NET ASSETS:
   Beginning of period .........................................      262,689,165         231,785,910
                                                                     ------------        ------------
   End of period* ..............................................     $253,046,881        $262,689,165
                                                                     ============        ============

   * Includes dividends in excess of net investment income
     and undistributed net investment income of, respectively:       $   (336,013)       $     16,148
                                                                     ============        ============

----------
+    For the period April 2, 2003 to July 8, 2003.

                 See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

     Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. As of the report date no Class I Shares were outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Aquila Investment Management LLC (the "Manager"), a wholly owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

     Kirkpatrick Pettis Investment Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of KFS Corporation, a wholly-owned subsidiary of Mutual of Omaha Insurance Company, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's average net assets.

     Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)   DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which will permit the Fund to make service fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares. For the six months ended June 30, 2004, distribution fees on Class A Shares amounted to $57,592 of which the Distributor retained $2,068.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2004, amounted to $58,508. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2004 amounted to $19,502. The total of these payments with respect to Class C Shares amounted to $78,010 of which the Distributor retained $8,699.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2004, total commissions on sales of Class A Shares amounted to $229,505 of which the Distributor received $41,226.

c)   OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended June 30, 2004, the Fund incurred $27,094 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Barrett & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 2004, purchases of securities and proceeds from the sales of securities aggregated $15,191,509 and $12,362,525, respectively.

     At June 30, 2004, the aggregate tax cost for all securities was $244,607,219. At June 30, 2004 the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $10,038,576 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $704,777 for a net unrealized appreciation of $9,333,799.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                        SIX MONTHS ENDED
                                          JUNE 30, 2004                 YEAR ENDED
                                           (UNAUDITED)              DECEMBER 31, 2003
                                    -------------------------   -------------------------
                                      SHARES        AMOUNT        SHARES        AMOUNT
                                    ----------   ------------   ----------   ------------
CLASS A SHARES:
   Proceeds from shares sold ....      923,762   $ 10,003,684    3,047,540   $ 33,045,064
   Reinvested distributions .....      259,219      2,781,769      509,390      5,502,495
   Cost of shares redeemed ......   (1,268,187)   (13,594,361)  (1,943,417)   (20,966,281)
                                    ----------   ------------   ----------   ------------
      Net change ................      (85,206)      (808,908)   1,613,513     17,581,278
                                    ----------   ------------   ----------   ------------

CLASS C SHARES:
   Proceeds from shares sold ....      220,556      2,371,987      789,815      8,539,708
   Reinvested distributions .....       12,847        137,679       22,651        244,197
   Cost of shares redeemed ......     (310,203)    (3,293,657)    (193,704)    (2,076,304)
                                    ----------   ------------   ----------   ------------
      Net change ................      (76,800)      (783,991)     618,762      6,707,601
                                    ----------   ------------   ----------   ------------

CLASS I SHARES:
   Proceeds from shares sold ....           --             --          463          5,000
   Reinvested distributions .....           --             --            4             46
   Cost of shares redeemed ......           --             --         (467)        (5,101)
                                    ----------   ------------   ----------   ------------
      Net change ................           --             --           --*           (55)*
                                    ----------   ------------   ----------   ------------

CLASS Y SHARES:
   Proceeds from shares sold ....      101,301      1,098,242      990,596     10,694,841
   Reinvested distributions .....       10,805        116,300       10,962        118,364
   Cost of shares redeemed ......      (68,071)      (732,328)    (424,903)    (4,582,718)
                                    ----------   ------------   ----------   ------------
      Net change ................       44,035        482,214      576,655      6,230,487
                                    ----------   ------------   ----------   ------------
Total transactions in Fund shares     (117,971)  $ (1,110,685)   2,808,930   $ 30,519,311
                                    ==========   ============   ==========   ============

*    For the period April 2, 2003 to July 8, 2003.

8. TRUSTEES' FEES AND EXPENSES

     During the previous fiscal year ended December 31, 2003, there were seven Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Each Trustees' fee paid during the year was at the average annual rate of $7,250 for carrying out responsibilities and attendance at regularly scheduled Board Meetings. A meeting of the independent trustees is held prior to each quarterly Board Meeting for which each attendee was paid an average fee of $125. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses the Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and Outreach Meeting of Shareholders. For the fiscal year ended December 31, 2003 such reimbursements averaged approximately $5,400 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $580,112, debited additional paid in capital in the amount of $561,957 and accumulated net realized gain on investments $18,155 at December 31, 2003. This adjustment had no impact on the Fund's aggregate net assets at December 31, 2003. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

     The tax character of distributions:

                                     YEAR ENDED DECEMBER 31,
                                    ------------------------
                                        2003         2002
                                    -----------   ----------
     Net tax-exempt income          $ 9,331,870   $8,460,078
     Ordinary income                    562,097      210,674
     Capital gain                        18,155      156,615
                                    -----------   ----------
                                    $ 9,912,122   $8,827,367
                                    ===========   ==========

     As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Unrealized appreciation        $17,152,251

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

                            TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   CLASS A
                                                     ------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                      YEAR ENDED DECEMBER 31,
                                                       6/30/04     ----------------------------------------------------
                                                     (UNAUDITED)     2003       2002       2001       2000       1999
                                                     -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period .............   $  10.84      $  10.82   $  10.32   $  10.31   $   9.98   $  10.63
                                                     --------      --------   --------   --------   --------   --------
Income (loss) from investment operations:
   Net investment income+ ........................       0.20          0.41       0.43       0.45       0.46       0.46
   Net gain (loss) on securities (both realized
      and unrealized) ............................      (0.33)         0.05       0.52       0.02       0.35      (0.55)
                                                     --------      --------   --------   --------   --------   --------
   Total from investment operations ..............      (0.13)         0.46       0.95       0.47       0.81      (0.09)
                                                     --------      --------   --------   --------   --------   --------
Less distributions (note 10):
   Dividends from net investment income ..........      (0.22)        (0.44)     (0.45)     (0.46)     (0.48)     (0.48)
   Distributions from capital gains ..............         --            --         --         --         --      (0.08)
                                                     --------      --------   --------   --------   --------   --------
   Total distributions ...........................      (0.22)        (0.44)     (0.45)     (0.46)     (0.48)     (0.56)
                                                     --------      --------   --------   --------   --------   --------
Net asset value, end of period ...................   $  10.49      $  10.84   $  10.82   $  10.32   $  10.31   $   9.98
                                                     ========      ========   ========   ========   ========   ========
Total return (not reflecting sales charge)  ......      (1.26)%++      4.32%      9.36%      4.64%      8.30%     (0.84)%
Ratios/supplemental data
   Net assets, end of period (in thousands) ......   $224,755      $233,109   $215,195   $187,022   $179,816   $190,698
   Ratio of expenses to average net assets .......       0.74%*        0.74%      0.75%      0.76%      0.78%      0.76%
   Ratio of net investment income to average
      net assets .................................       3.77%*        3.81%      4.05%      4.27%      4.53%      4.41%
   Portfolio turnover rate .......................       4.77%++       6.16%      6.95%     14.56%     22.45%     13.08%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......       0.74%*        0.74%      0.74%      0.75%      0.77%      0.75%

----------
+ Per share amounts have been calculated using the monthly average shares method.

++   Not annualized.

*    Annualized.

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS C
                                                 ---------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED              YEAR ENDED DECEMBER 31,
                                                   6/30/04     -------------------------------------------
                                                 (UNAUDITED)     2003     2002     2001     2000     1999
                                                 -----------   -------   ------   ------   ------   ------
Net asset value, beginning of period .........   $ 10.82       $ 10.80   $10.30   $10.29   $ 9.97   $10.61
                                                 -------       -------   ------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income+ ....................      0.15          0.31     0.31     0.34     0.37     0.36
   Net gain (loss) on securities (both
      realized and unrealized) ...............     (0.34)         0.04     0.53     0.03     0.33    (0.54)
                                                 -------       -------   ------   ------   ------   ------
   Total from investment operations ..........     (0.19)         0.35     0.84     0.37     0.70    (0.18)
                                                 -------       -------   ------   ------   ------   ------
Less distributions (note 10):
   Dividends from net investment income ......     (0.16)        (0.33)   (0.34)   (0.36)   (0.38)   (0.38)
   Distributions from capital gains ..........        --            --       --       --       --    (0.08)
                                                 -------       -------   ------   ------   ------   ------
   Total distributions .......................     (0.16)        (0.33)   (0.34)   (0.36)   (0.38)   (0.46)
                                                 -------       -------   ------   ------   ------   ------
Net asset value, end of period ...............   $ 10.47       $ 10.82   $10.80   $10.30   $10.29   $ 9.97
                                                 =======       =======   ======   ======   ======   ======
Total return (not reflecting sales charge) ...     (1.73)%++      3.33%    8.32%    3.64%    7.18%   (1.70)%
Ratios/supplemental data
   Net assets, end of period (in thousands) ..   $14,509       $15,820   $9,109   $1,909   $  897   $1,932
   Ratio of expenses to average net assets ...      1.69%*        1.69%    1.68%    1.69%    1.73%    1.70%
   Ratio of net investment income to average
      net assets .............................      2.82%*        2.83%    2.99%    3.25%    3.60%    3.44%
   Portfolio turnover rate ...................      4.77%++       6.16%    6.95%   14.56%   22.45%   13.08%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...     1.69%*         1.68%    1.67%    1.68%    1.72%    1.69%

                                                                           CLASS Y
                                                 ---------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED               YEAR ENDED DECEMBER 31,
                                                  6/30/04      -------------------------------------------
                                                 (UNAUDITED)     2003     2002     2001     2000     1999
                                                 -----------   -------   ------   ------   ------   ------
Net asset value, beginning of period .........   $ 10.86       $ 10.84   $10.33   $10.33   $10.00   $10.65
                                                 -------       -------   ------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income+ ....................      0.20          0.42     0.44     0.45     0.46     0.46
   Net gain (loss) on securities (both
      realized and unrealized) ...............     (0.33)         0.04     0.52     0.02     0.35    (0.54)
                                                 -------       -------   ------   ------   ------   ------
   Total from investment operations ..........     (0.13)         0.46     0.96     0.47     0.81    (0.08)
                                                 -------       -------   ------   ------   ------   ------
Less distributions (note 10):
   Dividends from net investment income ......     (0.22)        (0.44)   (0.45)   (0.47)   (0.48)   (0.49)
   Distributions from capital gains ..........        --            --       --       --       --    (0.08)
                                                 -------       -------   ------   ------   ------   ------
   Total distributions .......................     (0.22)        (0.44)   (0.45)   (0.47)   (0.48)   (0.57)
                                                 -------       -------   ------   ------   ------   ------
Net asset value, end of period ...............   $ 10.51       $ 10.86   $10.84   $10.33   $10.33   $10.00
                                                 =======       =======   ======   ======   ======   ======
Total return (not reflecting sales charge) ...     (1.23)%++      4.37%    9.50%    4.59%    8.36%   (0.79)%
Ratios/supplemental data
   Net assets, end of period (in thousands) ..   $13,783       $13,760   $7,482   $4,312   $4,417   $5,416
   Ratio of expenses to average net assets ...      0.69%*        0.69%    0.69%    0.71%    0.73%    0.71%
   Ratio of net investment income to average
      net assets .............................      3.82%*        3.85%    4.07%    4.32%    4.58%    4.45%
   Portfolio turnover rate ...................      4.77%++       6.16%    6.95%   14.56%   22.45%   13.08%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..       0.69%*        0.69%    0.69%    0.70%    0.72%    0.70%

----------
+ Per share amounts have been calculated using the monthly average shares method.

++   Not annualized.

*    Annualized.

                 See accompanying notes to financial statements.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

The adjourned Annual Meeting of Shareholders of Tax-Free Fund for Colorado (the "Fund") was held on May 25, 2004. The holders of shares representing 77% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

               Number of Votes:

TRUSTEE                     FOR      WITHHELD
-------                 ----------   --------
Lacy B. Herrmann        18,655,687    144,139
Tucker Hart Adams       18,678,423    121,403
Thomas A. Christopher   18,701,147     98,678
Gary C. Cornia          18,701,304     98,521
Diana P. Herrmann       18,680,698    119,127
John C. Lucking         18,702,635     97,190
Anne J. Mills           18,688,007    111,818
J. William Weeks        18,672,227    127,598


2. To ratify the  selection  of KPMG LLP as the  Trust's  independent  auditors.

       Number of Votes:

FOR                     AGAINST       ABSTAIN
---                     -------       -------
18,635,591               64,825        99,409

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

     Much of the information that the funds in the Aquila(SM) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

     Whenever you may be interested in seeing a listing of your Fund's portfolio
other   than  in  your   shareholder   reports,   please   check   our   website
(www.aquilafunds.com) or call us at 1-800-437-1020.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

FOUNDER
     AQUILA MANAGEMENT CORPORATION

MANAGER
     AQUILA INVESTMENT MANAGEMENT LLC
     380 Madison Avenue, Suite 2300
     New York, New York 10017

INVESTMENT SUB-ADVISER
     KIRKPATRICK PETTIS INVESTMENT MANAGEMENT, INC.
     1600 Broadway, Suite 1100
     Denver, Colorado 80202

BOARD OF TRUSTEES
     Lacy B. Herrmann, Chairman
     Tucker Hart Adams
     Thomas A. Christopher
     Gary C. Cornia
     Diana P. Herrmann
     John C. Lucking
     Anne J. Mills
     J. William Weeks

OFFICERS
     Diana P. Herrmann, Vice Chair and President
     Stephen J. Caridi, Senior Vice President
     Emily T. Rae, Vice President
     Joseph P. DiMaggio, Chief Financial Officer and Treasurer
     Edward M.W. Hines, Secretary

DISTRIBUTOR
     AQUILA DISTRIBUTORS, INC.
     380 Madison Avenue, Suite 2300
     New York, New York 10017

CUSTODIAN
     BANK ONE TRUST COMPANY, N.A.
     1111 Polaris Parkway
     Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
     PFPC Inc.
     760 Moore Road
     King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     KPMG LLP
     757 Third Avenue
     New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this \report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
September 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair, Trustee and President
September 6,2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
September 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
September 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair, Trustee and President
September 6, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2004